Taxes (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Jun. 30, 2023
Taxes [Line Items]
Applicable tax rate	14.00%	14.00%	(0.30%)	14.00%
Exempt tax amount	$ 200,000
Singapore [Member]
Taxes [Line Items]
Applicable tax rate	17.00%	17.00%
Singapore [Member] | Maximum [Member]
Taxes [Line Items]
Tax rate in singapore	75.00%	75.00%
Exempt foreign tax rate	75.00%	75.00%
Tax amount	$ 190,000	$ 140,501
Exempt tax amount	$ 190,000
Singapore [Member] | Minimum [Member]
Taxes [Line Items]
Tax rate in singapore	50.00%	50.00%
Exempt foreign tax rate	50.00%	50.00%
Tax amount	$ 10,000	$ 7,395
Exempt tax amount	$ 10,000